Shareholder Report, Line Graph (Details) - USD ($)				2 Months Ended	3 Months Ended	12 Months Ended		14 Months Ended	15 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended
	Mar. 31, 2017	Feb. 29, 2016	May 31, 2015	May 31, 2017	May 31, 2016	May 31, 2025	May 31, 2016	May 31, 2018	May 31, 2017	May 31, 2017	May 31, 2019	May 31, 2018	May 31, 2018	May 31, 2020	May 31, 2019	May 31, 2019	May 31, 2021	May 31, 2020	May 31, 2020	May 31, 2022	May 31, 2021	May 31, 2021	May 31, 2023	May 31, 2022	May 31, 2022	May 31, 2024	May 31, 2023	May 31, 2023	May 31, 2025	May 31, 2024	May 31, 2024	May 31, 2025	May 31, 2025
C000213942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value	$ 10,000			$ 11,090				$ 13,290			$ 11,511			$ 12,517			$ 20,813			$ 15,697			$ 13,940			$ 15,399			$ 17,684
C000213941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value	10,000			11,090				13,290			11,511			12,517			20,813			15,697			13,948			15,411			17,719
C000213946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A Shares — with sales load
Accumulated Value			$ 9,450				$ 8,664			$ 10,280			$ 11,705			$ 10,835			$ 10,859			$ 16,353			$ 13,679			$ 13,087			$ 15,339		$ 16,734
C000213947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class C Shares — with sales load
Accumulated Value			10,000				9,113			10,735			12,131			11,148			11,088			16,580			13,760			13,069			15,317		16,710
C000213944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value			10,000				9,198			10,947			12,488			11,598			11,653			17,597			14,757			14,150			16,630		18,186
C000213945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value			10,000				9,198			10,947			12,488			11,603			11,668			17,622			14,786			14,185			16,677		18,247
C000213949 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Shares
Accumulated Value		$ 10,000			$ 10,920				$ 12,720			$ 15,133			$ 14,145			$ 16,223			$ 24,393			$ 19,333			$ 18,242			$ 20,715		$ 22,949
C000213950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares
Accumulated Value		10,000			10,920				12,720			15,133			14,145			16,223			24,393			19,333			18,256			20,730		23,063
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index
Accumulated Value	10,000			10,521.05				11,997.01023			10,953.80301			10,473.26295			15,814.85538			12,678.97199			11,602.95835			13,040.35952			14,740.42728
Morningstar Diversified Emerging Markets Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Diversified Emerging Markets Funds Average
Accumulated Value	10,000			10,480.615				11,701.21782			10,712.67436			10,145.54324			15,183.04895			12,191.70438			11,481.97407			13,056.84737			14,335.63761
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index
Accumulated Value		10,000	10,000				8,860.769			10,477.21073			11,490.58542			10,771.30349			10,401.47187			14,850.81171			13,008.30121			12,825.52937			14,972.91417		17,031.86954
Morningstar Foreign Large Blend Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Foreign Large Blend Funds Average
Accumulated Value			$ 10,000				$ 8,992.621			$ 10,403.95351			$ 11,259.326			$ 10,458.87124			$ 10,159.88453			$ 14,207.96657			$ 12,508.04873			$ 12,650.0451			$ 14,838.56489		$ 16,748.70367
MSCI Emerging Markets Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Growth Index
Accumulated Value	10,000			10,741.326				12,650.21645			11,153.07725			11,984.2726			18,196.66425			13,579.89576			12,147.91477			13,367.37469			15,379.12581
MSCI ACWI ex USA Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Growth Index
Accumulated Value		10,000			10,849.393				$ 12,675.07461			$ 14,166.79273			$ 13,417.42465			$ 14,406.55048			$ 20,158.19576			$ 16,346.29707			$ 16,384.10442			$ 18,515.10952		$ 20,517.4464
Morningstar Foreign Large Growth Funds Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Foreign Large Growth Funds Average
Accumulated Value	$ 10,000	$ 10,000		$ 10,480.615	$ 10,834.87			$ 11,701.21782			$ 10,712.67436			$ 10,145.54324			$ 15,183.04895			$ 12,191.70438			$ 11,481.97407			$ 13,056.84737			$ 14,335.63761